Employee Benefit Plans	9 Months Ended
Sep. 30, 2014
Employee Benefit Plans
Employee Benefit Plans

10. Employee Benefit Plans

In July 2014, the Company established an Employee Stock Purchase Plan (the Purchase Plan). Under the Company’s Purchase Plan, eligible employees can participate and purchase common stock semi-annually through accumulated payroll deductions at such times as are established by the administrator.  The Purchase Plan is administered by the Company’s board of directors or a committee appointed by the Company’s board of directors. Under the Purchase Plan eligible employees may purchase stock at 85% of the lower of the fair market value of a share of common stock on the exercise date or the offering date.  In an offering period beginning upon the closing of the Company’s IPO, the purchase price will be 85% of the lower of the offering price per share on the cover of the Prospectus related to the IPO or the fair market value of a share of common stock on the exercise date.  Eligible employees may contribute up to 15% of their eligible compensation. A participant may purchase a maximum of 2,100 shares of common stock per purchase period. The value of the shares purchased in any calendar year may not exceed $25,000.

The Purchase Plan was effective upon the completion of the Company’s IPO, at which time a total of 250,000 shares of the Company’s common stock were made available for sale. As of the first business day of each fiscal year, commencing in 2015, the aggregate number of shares that may be issued under the Purchase Plan shall automatically increase by a number equal to the least of (i) 1% of the total number of shares of the Company’s common stock actually issued and outstanding on the last business day of the prior fiscal year (excluding any rights to purchase shares of the Company’s common stock that may be outstanding, such as options or warrants), (ii) 356,500 shares of the Company’s common stock, or (iii) a number of shares of the Company’s common stock determined by the Company’s board of directors.  In accordance with ASC 718-50, the ability to purchase stock at 85% of the lower of the fair market value of a share of Common Stock on the offering date or the exercise date represents an option. The Company estimates the fair value of such options at the inception of each offering period using the Black-Scholes valuation model.